Stockholders' Equity and Related Financing Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

15         STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

Dividends

Fixed dividends are accrued and cumulative one year from the date of the initial issuance of the Series B convertible preferred stock, are payable on a quarterly basis, and are determined as 6% of $3.75 for each share of the Series B convertible preferred stock.

On January 17, 2011, the Company’s Board of Directors approved the distribution of annual cash dividend of $0.36 per share for 2010 to be paid quarterly to its common stock stockholders at the assigned dates of record. In January 2011, certain stockholders of the Company announced the waiver of their rights to receive such cash dividends. In addition, Dragon State International Limited, the primary Series B convertible stockholder agreed to waive their rights to receive cash dividend for 2010 should they choose to convert their preferred stock before the record date. The estimated dividends to be distributed and the dividends waived are approximately $3.5 million and $17.2 million, respectively. In October 2011, the Company’s Board of Directors suspended the payment of quarterly cash dividends on the Company’s common stock while it pursues strategic alternatives including, but not limited to, taking the Company private, a merger or other transaction.

During the year ended December 31, 2011, 66,670 shares of the Series B convertible preferred stock were converted into 66,670 shares of the Company’s common stock. In addition,1,150 Series A warrants and  500 Series B warrants were exercised, and the Company issued 1,150 shares and 500 shares of the Company’s common stock, receiving proceeds of $4,863 and $2,468, respectively. There were no dividends to be paid and accrued for the three and six months ended June 30, 2012.

Registration rights agreement

In connection with the Series A Private Placement, the Company entered into a registration rights agreement  with the Series A Investors, in which the Company agreed to file a registration statement  with the Securities and Exchange Commission (“SEC”) to register for resale of the issued common stock,  the common stock issuable upon conversion of the Series A convertible preferred stock, and the common stock underlying the Series A and Series B Warrants and the Placement agent warrants, within 30 calendar days of April 22, 2010 and to have this registration statement declared effective within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010 in the event of a full review of the registration statement by the SEC. If the Company doesn’t comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay liquidated damages in cash to each investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act.

In connection with the Series B private placement, the Company entered into a registration rights agreement  with the Series B Investors, in which the Company agreed to file a registration statement with the SEC to register for resale of the common stock issuable upon the conversion of the Series B convertible preferred stock, common stock underlying the Series C and Series D Warrants, and common stock underlying the placement agent warrants, within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock and common stock issuable upon the conversion of the Series A Preferred Stock, Series A and Series B Warrants, and placement agent warrants issued in the Series A Private Placement (the “Prior Registration Statement”), and to have the registration statement declared effective within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC)  following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.  If the Group does not comply with the foregoing obligations under the registration rights agreement, the Group will be required to pay cash liquidated damages to each Series B Investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Group are not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act.

Liquidated damages are also payable in the event that the Registration Statement is not maintained continuously effective for approximately 180 days, or if trading of the Company’s common stock is suspended or if the Company’s common stock is delisted from the principal exchange on which it is traded (NASDAQ) for more than three days.

On April 1, 2011, trading of the Company’s common stock was suspended and on October 7,2011, was delisted by NASDAQ. Management determined that the registration statements were no longer effective commencing on April 7, 2011 and registerable securities in connection with the Series A and B private placements were not able to be sold pursuant to Rule 144 under the Securities Act until November 1, 2011. Accordingly, in the year ended December 31, 2011, an estimated contingent liability for $2,493,326 was accrued with a corresponding charge to earnings. There were no liquidated damages during the three and six months ended June 30, 2012.

14        STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

In April and May 2010, the Company completed a private placement offering (the “Series A Private Placement”), pursuant to a security purchase agreement with a group of unrelated investors (collectively, the “Series A Investors”). Under the Series A Private Placement, the Company sold 661,562 security units at $35 per unit on April 22, 2010 and 87,142 security units at $35per unit on May 18, 2010, respectively. Each security unit issued in the Series A Private Placement consisted of, (a) nine shares of Series A convertible preferred stock, with a par value of $0.001 per share (the “Series A convertible preferred stock”) which is convertible into the same number of shares of the Company’s common stock, (b) one share of the Company’s common stock, with a par value of $0.001 per share (c) a warrant to purchase one share of the Company’s Common Stock at an exercise price of $4.50 for a three-year period (the “Series A Warrant”), and (d) a warrant to purchase one share of the per share’s common stock at an exercise price of $5.25 per share for a three-year period (the “Series B Warrant”).

On September, 28, 2010, the Company completed a private placement offering (the “Series B Private Placement”), pursuant to a security purchase agreement with a group of unrelated investors (collectively, the “Series B Investors”) and sold 540,001 security units, at a price of $37.50 per unit. Each security unit issued in the Series B Private Placement consisted of (a) ten shares of Series B convertible preferred stock, with a par value of $0.001 per share (the “Series B convertible preferred stock”) which is convertible into the same number of shares of the Company’s common stock, (b) a warrant to purchase up to 1.5 shares of the Company’s common stock, at an exercise price of $4.50 per share for a three-year period (the “Series C Warrant”), and (c) a warrant to purchase up to 1.5 shares of the Company’s common stock at an exercise price of $5.25 per share for a three-year period(the “Series D Warrant”).

Because the convertible preferred stock and warrants are transferable separately and there are no terms requiring the surrender of convertible preferred stock when the warrants are exercised, the Series A, Series B, Series C and Series D Warrants are considered to be detachable from the Series A and Series B convertible preferred stock.

The Company received total gross proceeds of $26,204,639 and $20,250,000 from the Series A and Series B Private Placements, before issuance costs of $3,242,231 and $1,835,109, respectively. The net proceeds were allocated to the Series A and Series B convertible preferred stock, common stock issued in the Series A and Series B Private Placement, Series A, Series B, Series C and Series D Warrants on a relative fair value basis.

	Gross Proceeds	Issuance costs	Net proceeds
Series A Private Placement:
Series A convertible preferred stock	$23,993,129	$2,974,986	$21,018,143
Issued Common Stock	1,820,800	221,661	1,599,139
Series A Warrant	233,210	27,279	205,931
Series B Warrant	157,500	18,305	139,195
	$26,204,639	$3,242,231	$22,962,408
Series B Private Placement:
Series B convertible preferred stock	$18,365,935	$1,664,370	$16,701,565
Series C Warrant	1,000,352	90,654	909,698
Series D Warrant	883,713	80,085	803,628
	$20,250,000	$1,835,109	$18,414,891

The estimated fair values on April 22, 2010, May 18, 2010, and on September 28, 2010 were determined using a comprehensive model that evaluated each element of the security. This evaluation included consideration of conversion terms, analysis of other public companies with financial characteristics estimated to be similar to the Company’s, and the Black-Scholes option pricing model. A discount was applied in the valuation of each element reflecting the lack of marketability and other restrictions.

Key assumptions used are as follows:

	Series A Private Placement		Series B Private Placement:
	April 23,	May 18,	September 28,
	2010	2010	2010
Expected volatility	45.82%	45.15%	86.22%
Expected dividends yield	0%	0%	0%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	1.03%	0.75%	0.68%
Fair value of the common stock	$2.38	$2.79	$3.40

Concurrent with the Series A and Series B Private Placements, the Company issued to a placement agent warrants to purchase718,755 of shares of the Company’s Common Stock for the Series A Private Placement and warrants to purchase 561,601 of shares of the Company’s Common Stock for the Series B Private Placement. The warrants issued to the placement agent in the Series A Private Placement consisted of warrants to purchase 598,963, 59,986 and 59,896 shares of common stock at an exercise price of $3.50, $4.50 and $5.25 per share, respectively. The warrants issued to the placement agent in the Series B Private Placement consisted of warrants to purchase 432,001 and 64,800 shares of common stock at an exercise price of $3.75, $4.50 and $5.25 per share, respectively. The estimated fair values of these placement agent warrants on the completion dates of the respective private placements was $349,683 for Series A Private Placement and $534,341 for Series B Private Placement; and are included in the above issuance costs.

The significant terms of the Series A and Series B convertible preferred stocks are as follows:

Conversion

At any time on or after the issuance date, at the election of the holders, each share of the Series A and Series B convertible preferred stock may be converted into shares of the Company’s common stock, or a conversion price of $3.50 and $3.75 per share, respectively, subject to certain ownership limitations.

The conversion price is subject to certain anti-dilutive adjustments, including adjustments for stock splits, dividends and distributions, and reorganization, merger or consolidation. In addition, the conversion price may be adjusted down.

The Series A convertible preferred stock was to be automatically converted into common stock   at the earlier occurrence of 1) the 24 month anniversary of the issuance dates of the Series A convertible preferred stock; and 2) at such time that the volume weighted average price (“VWAP”) of the Company’s common stock is no less than $5.00 for a period of ten consecutive trading days with the daily volume of the Company’s common stock of at least 50,000 shares per day. All of the Series A convertible preferred stock was converted into common stock in October 2010.

The Series B convertible preferred stock shall be automatically converted into common stock (or the same conversion price as described above) upon the third year anniversary of the issuance date of the Series B convertible preferred stock (April and May 2013).

In the event the Company shall issue or sell any additional shares of common stock at a price per share less than the then-applicable conversion price or without consideration, then the conversion price upon each such issuance shall be reduced to that price (the “Round Down Provision”).

Management evaluated the terms and conditions of the embedded conversion features based on the guidance of ASC 815-15-25-1 (formerly SFAS 133, paragraph 12) to determine if there was an embedded derivative requiring bifurcation. An embedded derivative instrument (such as a conversion option embedded in the Convertible Preferred Stock) must be bifurcated from its host instruments and accounted for separately as a derivative instrument only if the “risks and rewards” of the embedded derivative instrument are not “clearly and closely related” to the risks and rewards of the host instrument in which it is embedded.  Management concluded that the embedded conversion feature of the preferred stock was not required to be bifurcated because the conversion feature is clearly and closely related to the host instrument, and because of the Company’s limited trading volume that indicates the feature is not readily convertible to cash in accordance with ASC 815-10, “Derivatives and Hedging”.

Therefore, in accordance with ASC 470-20, management compared the effective conversion prices of the Series A and Series B convertible preferred stocks and the estimated fair values of the Company’s common stock as of April 22, 2010, May 18, 2010 and September 28, 2010 as follows:

	Effective initial conversion price of		Fair value Intrinsic value per each share of the
	Series A Convertible preferred stock	Series B of the convertible preferred stock	Series A common stock	or Series B preferred stocks

April 22, 2010	$3.57	$-	$2.38	$0
May 18, 2010	$3.49	$-	$2.79	$0
September 28, 2010	$-	$3.40	$3.40	$0

Management determined that there was no beneficial conversion features for the Series A and Series B convertible preferred stocks because the effective conversion price is equal to or higher than the fair value at the date of issuance.

Redemption

As a result of the Round Down Provision, and in accordance with ASR 268 “Presentation in Financial Statement of Redeemable Preferred Stock”, the Series A and Series B convertible preferred stocks have been classified as temporary equity as the Company does not control the events necessary to issue the maximum number of shares that could be required should the redemption feature be triggered.

In the event the Company has insufficient authorized registered shares of common stock to effect a conversion request from the Series A and Series B investors, the Company, at its sole discretion, may elect to satisfy such conversion request by either redeeming the preferred stock at their liquidation preference of $3.50 and $3.75 per share, respectively, or by issuing restricted shares of the Company’s common stock.

The Series A and Series B convertible preferred stocks are redeemable at the option of their holders simultaneously with the occurrence of the following events:

Merger or consolidation where the holders of the Company’s outstanding voting securities prior to such merger or consolidation do not own over 50% of the outstanding voting securities of the merged or consolidated entity immediately after such merger or consolidation; or the sale of all or substantially all of the Company’s properties or assets (collectively, an “Organic Change”).

Management considers the occurrence of the Organic Change is solely within the control of the Company.

Voting Rights

The Series A and Series B convertible preferred stocks shall have no voting rights with the common stock or other equity securities of the Company other than certain class voting rights, as outlined in the related agreement.

Fixed dividends are accrued and cumulative for one year from the date of the initial issuance of the Series A and Series B convertible preferred stocks, and are payable on a quarterly basis. Annual dividends are determined as 6% of $3.50 for each share of the Series A convertible preferred stock, and 6% of $3.75 for each share of the Series B convertible preferred stock. Total dividends for the Series A convertible stockholders for the year ended December 31, 2010 was $831,032.There were no dividends on the Series A convertible preferred stock in 2011. Total dividends for the Series B convertible preferred stockholders for the years ended December 31, 2011 and 2010 were $1,205,014 and $306,247, respectively.

Registration rights agreement

In connection with the Series A Private Placement, the Company entered into a registration rights agreement  with the Series A Investors, in which the Company agreed to file a registration statement  with the SEC to register for resale the common stock issued, the common stock issuable upon conversion of the Series A convertible preferred stock, and the common stock underlying the Series A and Series B Warrants and the placement agent warrants, within 30 calendar days of April 22, 2010 and to have this registration statement declared effective within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010 in the event of a full review of the registration statement by the SEC. If the Company doesn’t comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay liquidated damages in cash to each investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act. At December 31, 2010, all of the Series A convertible preferred stock has been converted into the Company’s common stock. The Company did not incur any liquidated damages in connection with Series A Private Placement in 2010.

In connection with the Series B private placement, the Company entered into a registration rights agreement  with the Series B Investors, in which the Company agreed to file a registration statement with the SEC to register for resale the common stock issuable upon the conversion of the Series B convertible preferred stock, common stock underlying the Series C and Series D Warrants, and common stock underlying the placement agent warrants, within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale the common stock issued in the Series A Private Placement and common stock issuable upon the conversion of the Series A preferred stock, Series A and Series B Warrants, and placement agent warrants issued in the Series A Private Placement (the “Prior Registration Statement”), and to have the registration statement declared effective within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC)  following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.  If the Company does not comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay cash liquidated damages to each Series B Investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act. The Company did not incur any liquidated damages in connection with the Series B Private Placement in 2010.

Pursuant to the registration rights agreements in the Series A and Series B Private Placements, liquidated damages are also payable in the event that the registration statement is not maintained continuously effective for approximately 180 days, or if trading of the Company’s common stock is suspended or if the Company’s common stock is delisted from the principal exchange on which it is traded (NASDAQ)for more than three days.

As the required Registration Statements were declared effective in the specified time frame, management determined that a liability for liquidated damages had not been incurred as of December 31, 2010.  On April 1, 2011, trading of the Company’s common stock was suspended and on October 7, 2011 was delisted by NASDAQ. Management determined that the registration statements were no longer effective commencing on April 7, 2011 and registerable securities in connection with the Series A and B private placements were not able to be sold pursuant to Rule 144 under the Securities Act until November 1, 2011.   Accordingly, in the year ended December 31, 2011, an estimated contingent liability for $2,493,326 was accrued with a corresponding charge to earnings, as per the guidance in ASC 825-20, “Registration Payment Arrangements”.

Escrow shares agreement

In connection with the Series A and Series B Private Placements, the Company entered into two escrow share agreements with the representatives of the Series A Investors and the Series B Investors, Delight Reward, and Anslow&Jaclin, LLP (the “Escrow Agent) (the “Escrow Agreements”), pursuant to which 5,000 shares and 3,400 shares of the Company’s Series M convertible preferred stock held by Delight Reward (the “Escrow Shares”) were delivered to the Escrow Agent, respectively. On December 28, 2010, the Series M convertible preferred shares in the escrow share agreements converted into 5,000,000 shares and 3,400,000 shares of the Company’s common stock (the “Escrow Shares”).

The Escrow Shares were to be released back to Delight Reward upon the Company’s achievement of no less than 95% of a net income target, as defined, of $33 million for the year ended December 31, 2010 (the “Performance Threshold”). If the Company achieved less than 95% of the Performance Threshold, the Series A and Series B Investors were to receive in the aggregate, on a pro rata basis, 500,000 shares of the Company’s common stock for each full percentage point by which the Performance Threshold was not achieved, up to the total number of the Escrow Shares. Pursuant to the Escrow Agreements, for purposes of determining whether or not the net income was met, certain items, such as any accounting charges for issuing warrants, were not deemed to be an expense or charge, even though U.S. GAAP may require contrary treatment, and the annual report for the respective fiscal years filed with the SEC by the Company reported otherwise. No other exclusions were to be made for any non-recurring expenses of the Company, as defined in the Escrow Agreements, in determining whether the Performance Threshold has been achieved.

Management determined that entering into the Escrow Agreements was an inducement made to facilitate the Series A and Series B Private Placements, and is not part of a compensatory arrangement to management. The Escrow Shares were to be released or cancelled without regard to the continued employment of any management of the Group.

The Performance Threshold was achieved and the Escrow Shares are expected to be released from escrow in the second quarter of 2012.